PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment
Property and equipment, gross			$ 26,474	$ 25,838
Accumulated depreciation			9,216	8,355
Property and equipment, net	17,255		17,258	17,483
Provision for depreciation	445	417	862	841	882
Land
Property and equipment
Property and equipment, gross			5,297	5,467
Premises
Property and equipment
Property and equipment, gross			13,990	13,990
Equipment
Property and equipment
Property and equipment, gross			$ 7,187	$ 6,381